Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Short-Term Tax-Exempt Bond Fund
Entity Central Index Key	0000845376
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class A
Trading Symbol	ASTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 2.56% for the year ended July 31, 2026. That result compares with a 2.16% gain for the Bloomberg Municipal Short 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range-bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and benchmark (the Bloomberg Municipal Short 1-5 Years Index) generated positive absolute results over the period. Interest rate positioning and sector allocation were the primary contributors to relative results. Security selection contributed to a lesser extent. Yields on the municipal curve rose on the short end of the curve and fell on the long end. The fund was modestly long duration (0.04 years on average) relative to the benchmark. The fund was overweight the 5- and 10-year segments of the curve and underweight the 2-year part of the curve. From a sector perspective, overweights to housing and corporate bonds contributed to relative results. An underweight in the general obligation sector contributed as well. Security selection within the education sector was particularly additive. Investment choices in special tax and transportation bonds also contributed.
Conversely, security selection within the corporate sector detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Short-Term Tax-Exempt Bond Fund — Class A (with sales charge) *	0.00%	0.96%	1.22%
American Funds Short-Term Tax-Exempt Bond Fund — Class A (without sales charge) *	2.56%	1.47%	1.47%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg Municipal Short 1-5 Years Index †	2.16%	1.40%	1.59%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,368,000,000
Holdings Count | Holding	1,257
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,368
Total number of portfolio holdings	1,257
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	53%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American Funds Short-Term Tax-Exempt Bond Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class F-1
Trading Symbol	FSTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 2.37% for the year ended July 31, 2026. That result compares with a 2.16% gain for the Bloomberg Municipal Short 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range-bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and benchmark (the Bloomberg Municipal Short 1-5 Years Index) generated positive absolute results over the period. Interest rate positioning and sector allocation were the primary contributors to relative results. Security selection contributed to a lesser extent. Yields on the municipal curve rose on the short end of the curve and fell on the long end. The fund was modestly long duration (0.04 years on average) relative to the benchmark. The fund was overweight the 5- and 10-year segments of the curve and underweight the 2-year part of the curve. From a sector perspective, overweights to housing and corporate bonds contributed to relative results. An underweight in the general obligation sector contributed as well. Security selection within the education sector was particularly additive. Investment choices in special tax and transportation bonds also contributed.
Conversely, security selection within the corporate sector detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Short-Term Tax-Exempt Bond Fund — Class F-1 *	2.37%	1.28%	1.27%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg Municipal Short 1-5 Years Index †	2.16%	1.40%	1.59%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloom
b
erg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,368,000,000
Holdings Count | Holding	1,257
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net as se ts (in millions)	$ 2,368
Total number of portfolio holdings	1,257
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	53%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
*
Bond ratings, which
typically
range from AAA/
Aaa
(highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American Funds Short-Term Tax-Exempt Bond Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class F-2
Trading Symbol	ASTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 2.69% for the year ended July 31, 2026. That result compares with a 2.16% gain for the Bloomberg Municipal Short 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range-bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and benchmark (the Bloomberg Municipal Short 1-5 Years Index) generated positive absolute results over the period. Interest rate positioning and sector allocation were the primary contributors to relative results. Security selection contributed to a lesser extent. Yields on the municipal curve rose on the short end of the curve and fell on the long end. The fund was modestly long duration (0.04 years on average) relative to the benchmark. The fund was overweight the 5- and 10-year segments of the curve and underweight the 2-year part of the curve. From a sector perspective, overweights to housing and corporate bonds contributed to relative results. An underweight in the general obligation sector contributed as well. Security selection within the education sector was particularly additive. Investment choices in special tax and transportation bonds also contributed.
Conversely, security selection within the corporate sector detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Short-Term Tax-Exempt Bond Fund — Class F-2 *	2.69%	1.59%	1.57%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg Municipal Short 1-5 Years Index †	2.16%	1.40%	1.59%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,368,000,000
Holdings Count | Holding	1,257
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,368
Total number of portfolio holdings	1,257
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	53%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American Funds Short-Term Tax-Exempt Bond Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class F-3
Trading Symbol	SFTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 2.76% for the year ended July 31, 2026. That result compares with a 2.16% gain for the Bloomberg Municipal Short 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range-bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and benchmark (the Bloomberg Municipal Short 1-5 Years Index) generated positive absolute results over the period. Interest rate positioning and sector allocation were the primary contributors to relative results. Security selection contributed to a lesser extent. Yields on the municipal curve rose on the short end of the curve and fell on the long end. The fund was modestly long duration (0.04 years on average) relative to the benchmark. The fund was overweight the 5- and 10-year segments of the curve and underweight the 2-year part of the curve. From a sector perspective, overweights to housing and corporate bonds contributed to relative results. An underweight in the general obligation sector contributed as well. Security selection within the education sector was particularly additive. Investment choices in special tax and transportation bonds also contributed.
Conversely, security selection within the corporate sector detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Short-Term Tax-Exempt Bond Fund — Class F-3 2	2.76%	1.67%	1.83%
Bloomberg Municipal Bond Index 3	5.27%	0.51%	2.43%
Bloomberg Municipal Short 1-5 Years Index 3	2.16%	1.40%	1.78%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,368,000,000
Holdings Count | Holding	1,257
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,368
Total number of portfolio holdings	1,257
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	53%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.

American Funds Short-Term Tax-Exempt Bond Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class R-6
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 2.76% for the year ended July 31, 2026. That result compares with a 2.16% gain for the Bloomberg Municipal Short 1-5 Years Index.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range-bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and benchmark (the Bloomberg Municipal Short 1-5 Years Index) generated positive absolute results over the period. Interest rate positioning and sector allocation were the primary contributors to relative results. Security selection contributed to a lesser extent. Yields on the municipal curve rose on the short end of the curve and fell on the long end. The fund was modestly long duration (0.04 years on average) relative to the benchmark. The fund was overweight the 5- and 10-year segments of the curve and underweight the 2-year part of the curve. From a sector perspective, overweights to housing and corporate bonds contributed to relative results. An underweight in the general obligation sector contributed as well. Security selection within the education sector was particularly additive. Investment choices in special tax and transportation bonds also contributed.
Conversely, security selection within the corporate sector detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Short-Term Tax-Exempt Bond Fund — Class R-6 2	2.76%	1.67%	1.83%
Bloomberg Municipal Bond Index 3	5.27%	0.51%	2.44%
Bloomberg Municipal Short 1-5 Years Index 3	2.16%	1.40%	1.76%
1
Class R-6 shares were first offered on March 17, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 17, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,368,000,000
Holdings Count | Holding	1,257
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,368
Total number of portfolio holdings	1,257
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	53%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.